Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Schedule of intangible assets - composition
Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2024	549	211	86	119	200	166	73	1,404
Additions in respect of business combinations	85	-	-	-	-	-	-	85
Additions	-	5	-	-	-	31	2	38
Disposals	-	-	-	-	-	(1)	(3)	(4)
Translation differences	(73)	(4)	(4)	(5)	(14)	(2)	(1)	(103)
Balance as of December 31, 2024	561	212	82	114	186	194	71	1,420
Amortization
Balance as of January 1, 2024	19	91	37	66	160	95	63	531
Amortization for the year	-	7	2	5	12	17	3	46
Retirements	-	-	-	-	-	(1)	(3)	(4)
Translation differences	(1)	-	(2)	(3)	(10)	(2)	(4)	(22)
Balance as of December 31, 2024	18	98	37	68	162	109	59	551

Amortized Balance as of December 31 ,2024	543	114	45	46	24	85	12	869

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2023	526	210	84	108	194	142	69	1,333
Additions	-	1	-	8	-	24	2	35
Disposals	-	-	-	-	-	(1)	-	(1)
Translation differences	23	-	2	3	6	1	2	37
Balance as of December 31, 2023	549	211	86	119	200	166	73	1,404
Amortization
Balance as of January 1, 2023	19	85	34	60	144	82	57	481
Amortization for the year	-	6	2	5	12	12	5	42
Translation differences	-	-	1	1	4	1	1	8
Balance as of December 31, 2023	19	91	37	66	160	95	63	531
				-
Amortized Balance as of December 31 ,2023	530	120	49	53	40	71	10	873

Schedule of total book value of intangible assets having defined and indefinite useful lives
As of December 31
2024	2023
$ millions	$ millions

Intangible assets having a defined useful life	294	311
Intangible assets having an indefinite useful life	575	562
	869	873